Shareholder Report, Average Annual Return (Details) 194014_InfraCap Small Cap Income ETF_TF_TSR Annual {TF}	12 Months Ended	24 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Infrastructure Capital Small Cap Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Capital Small Cap Income ETF NAV
Average Annual Return, Percent	2.34%	17.04%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	23.69%
Bloomberg US 2000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Value Total Return Index
Average Annual Return, Percent	(0.41%)	12.98%